Document And Entity Information	Jul. 31, 2019
Document Information [Line Items]
Entity Registrant Name	ETHAN ALLEN INTERIORS INC
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11692
Entity Tax Identification Number	06-1275288
Entity Address, Address Line One	25 Lake Avenue Ext.
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06811-5286
City Area Code	203
Local Phone Number	743-8000
Title of 12(b) Security	Common stock
Trading Symbol	ETH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0000896156